INTERNATIONAL OPPORTUNITIES FUND

American Century World Mutual Funds, Inc.

Prospectus Supplement

International Opportunities Fund

Supplement dated August 1, 2013 ■ Prospectus dated April 1, 2013

The following replaces the Annual Fund Operating Expenses portion of the Fees and Expenses section.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor	Institutional	A	C	R
Management Fee	1.86%	1.66%	1.86%	1.86%	1.86%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.87%	1.67%	2.12%	2.87%	2.37%
Fee Waiver1	0.20%	0.20%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses After Waiver	1.67%	1.47%	1.92%	2.67%	2.17%

1	The advisor has agreed to waive 0.20 percentage points of the fund’s management fee. This advisor expects this waiver to continue until March 31, 2015, and cannot terminate it prior to such date without the approval of the Board of Directors.

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$170	$556	$980	$2,160
Institutional Class	$150	$494	$876	$1,946
A Class	$759	$1,171	$1,620	$2,857
C Class	$271	$858	$1,484	$3,164
R Class	$221	$708	$1,236	$2,676

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses INTERNATIONAL OPPORTUNITIES FUND		INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS
Management Fee		1.86%	1.66%	1.86%	1.86%	1.86%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%
Other Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.87%	1.67%	2.12%	2.87%	2.37%
Fee Waiver	[1]	0.20%	0.20%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses After Waiver		1.67%	1.47%	1.92%	2.67%	2.17%
[1]	The advisor has agreed to waive 0.20 percentage points of the fund's management fee. This advisor expects this waiver to continue until March 31, 2015, and cannot terminate it prior to such date without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example INTERNATIONAL OPPORTUNITIES FUND (USD $)	1 Year	3 Years	5 Years	10 Years
INVESTOR CLASS	170	556	980	2,160
INSTITUTIONAL CLASS	150	494	876	1,946
A CLASS	759	1,171	1,620	2,857
C CLASS	271	858	1,484	3,164
R CLASS	221	708	1,236	2,676

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2013
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY WORLD MUTUAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000872825
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	acwmf
Document Creation Date	dei_DocumentCreationDate	Jul 31, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug 1, 2013
Prospectus Date	rr_ProspectusDate	Apr 1, 2013
INTERNATIONAL OPPORTUNITIES FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	acwmf_SupplementTextBlock

American Century World Mutual Funds, Inc.

Prospectus Supplement

International Opportunities Fund

Supplement dated August 1, 2013 ■ Prospectus dated April 1, 2013

The following replaces the Annual Fund Operating Expenses portion of the Fees and Expenses section.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor	Institutional	A	C	R
Management Fee	1.86%	1.66%	1.86%	1.86%	1.86%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.87%	1.67%	2.12%	2.87%	2.37%
Fee Waiver1	0.20%	0.20%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses After Waiver	1.67%	1.47%	1.92%	2.67%	2.17%

1	The advisor has agreed to waive 0.20 percentage points of the fund’s management fee. This advisor expects this waiver to continue until March 31, 2015, and cannot terminate it prior to such date without the approval of the Board of Directors.

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$170	$556	$980	$2,160
Institutional Class	$150	$494	$876	$1,946
A Class	$759	$1,171	$1,620	$2,857
C Class	$271	$858	$1,484	$3,164
R Class	$221	$708	$1,236	$2,676

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
INTERNATIONAL OPPORTUNITIES FUND | INVESTOR CLASS
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.86%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Total Annual Fund Operating Expenses After Waiver	rr_NetExpensesOverAssets	1.67%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	3/31/15
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	170
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	556
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	980
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,160
INTERNATIONAL OPPORTUNITIES FUND | INSTITUTIONAL CLASS
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Total Annual Fund Operating Expenses After Waiver	rr_NetExpensesOverAssets	1.47%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	3/31/15
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	494
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	876
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,946
INTERNATIONAL OPPORTUNITIES FUND | A CLASS
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.86%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Total Annual Fund Operating Expenses After Waiver	rr_NetExpensesOverAssets	1.92%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	3/31/15
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	759
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,171
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,620
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,857
INTERNATIONAL OPPORTUNITIES FUND | C CLASS
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.86%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.87%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Total Annual Fund Operating Expenses After Waiver	rr_NetExpensesOverAssets	2.67%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	3/31/15
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	271
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	858
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,484
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,164
INTERNATIONAL OPPORTUNITIES FUND | R CLASS
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.86%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.37%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Total Annual Fund Operating Expenses After Waiver	rr_NetExpensesOverAssets	2.17%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	3/31/15
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	221
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	708
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,236
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,676

[1]	The advisor has agreed to waive 0.20 percentage points of the fund's management fee. This advisor expects this waiver to continue until March 31, 2015, and cannot terminate it prior to such date without the approval of the Board of Directors.